Share-Based Payment Arrangements - Information on Employee Share Options (Details) shares in Thousands	12 Months Ended
Dec. 31, 2022 shares $ / shares
Options (in Thousands)
Beginning balance (in shares) | shares	0
Options granted (in shares) | shares	4,874
Options forfeited (in shares) | shares	(25)
Options exercised (in shares) | shares	(1)
Ending balance (in shares) | shares	4,848
Options exercisable, end of year (in shares) | shares	1,217
Weighted Average Exercise Price
Beginning balance (in dollars per share) | $ / shares	$ 0
Options granted (in dollars per share) | $ / shares	5.20
Options forfeited (in dollars per share) | $ / shares	5.20
Options exercised (in dollars per share) | $ / shares	5.20
Ending balance (in dollars per share) | $ / shares	5.20
Options exercisable, end of year (in dollars per share) | $ / shares	$ 5.20